OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GROUP INCOME STATEMENT
Revenue	$ 4,904	$ 4,765	$ 4,669
Cost of goods sold	(1,298)	(1,248)	(1,272)
Gross profit	3,606	3,517	3,397
Research and development expenses	(246)	(223)	(230)
Marketing, selling and distribution expenses	(1,820)	(1,781)	(1,712)
Administrative expenses	(677)	(579)	(654)
Selling, general and administrative expenses	(2,497)	(2,360)	(2,366)
Operating profit	863	934	801
Charge relating to legal and other items	4	0	0
Change for the year - amortisation	63	62	61
Restructuring and rationalisation expenses included in administrative expenses	120		62
Amortisation and Impairment of Acquisition Intangibles	113	140	178
Legal and other charges	9	0	0
Legal and other	34	(16)	(30)
Legal and other items	(21)
Acquisition-related costs included in administrative expenses	7	10	9
Other operating income	(107)	(66)	(25)
Amortisation of intangibles	176	192	191
Impairment of intangible assets	3	10	48
Impairment of property, plant and equipment	5
Depreciation of property, plant and equipment	251	243	224
Loss on disposal of property, plant and equipment and intangible assets	19	13	15
Operating lease payments for land and buildings	32	36	39
Operating lease payments for other assets	25	21	19
Advertising costs	88	102	88
Other operating income	$ 84	$ 54	$ 24